Inventory - Summary of Inventory (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Gross raw materials		$ 3,574,620	$ 2,701,496
Less - reserves		(332,000)	(358,800)
Net raw materials		3,242,620	2,342,696
Work-in-process		114,002	119,640
Finished goods		0	106,650
Inventory, Net	$ 3,730,668	$ 3,356,622	$ 2,568,986